UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Galleon International Management, LLC
Address:  590 Madison Avenue, 34th Floor
          New York, NY 10022

13 File Number: 28-12580


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Paul Szep
Title:     Chief Financial Officer
Phone:     (212) 829-4044
Signature, Place and Date of Signing:



Signature:	______________________
Place:		New York, NY
Date:		November 12, 2009



Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT. (Check here if all holdings of this reporting
		manager are reported in this report.)
[  ]        13F NOTICE. (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[  ]        13F COMBINATION REPORT. (Check here if a portion of the
		holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

Form 13F File Number:	28-12571
Name:			Mr. Raj Rajaratnam

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    53837


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list the entries.)

No.:				1
Form 13F File Number:		28-12571
Name:				Mr. Raj Rajaratnam

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SH-OTH    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101      991    30000 SH       SH-OTH                    0    30000        0
D BAIDU  ADR                     ADRS STOCKS      056752108      704     1800 SH       SH-OTH                    0     1800        0
D CITIGROUP INC  COM STK         COMMON STOCK     172967101     1210   250000 SH       SH-OTH                    0   250000        0
D CTRIP.COM INTERNATIO NAL LTD A ADRS STOCKS      22943F100      764    13000 SH       SH-OTH                    0    13000        0
D E TRADE FINL CORP  COM STK     COMMON STOCK     269246104     1400   800000 SH       SH-OTH                    0   800000        0
D ETF PROSHARESULTRA SHORT DOW 3 US ETF'S - US TR 74347R867     1706    48505 SH       SH-OTH                    0    48505        0
D EXPEDIA INC DEL  COM STK       COMMON STOCK     30212P105      695    29000 SH       SH-OTH                    0    29000        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109      585    53000 SH       SH-OTH                    0    53000        0
D FREEPORT MCMORAN COP PER & GOL OPTIONS - PUTS   99OBTCPJ7     2937    42800 SH  PUT  SH-OTH                    0    42800        0
D GOLDMAN SACHS GROUP INC COM ST COMMON STOCK     38141G104     2212    12000 SH       SH-OTH                    0    12000        0
D ISHARES RUSSELL 2000           OPTIONS - PUTS   99OC5PYL7     5120    85000 SH  PUT  SH-OTH                    0    85000        0
D KOHLS CORP  COM STK            COMMON STOCK     500255104      856    15000 SH       SH-OTH                    0    15000        0
D LONGTOP FINANCIAL TECH - ADR   ADRS STOCKS      54318P108      768    27000 SH       SH-OTH                    0    27000        0
D MELCO PBL ENTMT MACA U LTD ADR ADRS STOCKS      585464100      244    35000 SH       SH-OTH                    0    35000        0
D MORGAN STANLEY  COM STK        COMMON STOCK     617446448      957    31000 SH       SH-OTH                    0    31000        0
D MOSAIC CO  BROOKLYN  COM STK   COMMON STOCK     61945A107     1154    24000 SH       SH-OTH                    0    24000        0
D NETEASE COM INC  ADR           ADRS STOCKS      64110W102      457    10000 SH       SH-OTH                    0    10000        0
D NII HLDGS INC  COM STK         COMMON STOCK     62913F201      902    30000 SH       SH-OTH                    0    30000        0
D PETROLEO BRASIL ADR            ADRS STOCKS      71654V408     1056    23000 SH       SH-OTH                    0    23000        0
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OC43315     2113    50000 SH  PUT  SH-OTH                    0    50000        0
D PRICELINE COM INC              COMMON STOCK     741503403      829     5000 SH       SH-OTH                    0     5000        0
D PROSHARES TR REAL EST PRO ETF  US ETF'S - US TR 74347R552      242    25000 SH       SH-OTH                    0    25000        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      450    10000 SH       SH-OTH                    0    10000        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102     1691    25000 SH       SH-OTH                    0    25000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC47373     3168    30000 SH  PUT  SH-OTH                    0    30000        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC6FK66     7571    71700 SH  PUT  SH-OTH                    0    71700        0
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OC6FK82     5280    50000 SH  PUT  SH-OTH                    0    50000        0
D SINA CORP COM SHS              COMMON STOCK     G81477104      380    10000 SH       SH-OTH                    0    10000        0
D STARENT NETWORKS  CORP COM STK COMMON STOCK     85528P108      915    36000 SH       SH-OTH                    0    36000        0
D STEC INC  COM STK              COMMON STOCK     784774101      735    25000 SH       SH-OTH                    0    25000        0
D TEVA PHARM                     ADRS STOCKS      881624209     1264    25000 SH       SH-OTH                    0    25000        0
D TIBCO SOFTWARE INC  COM STK    COMMON STOCK     88632Q103     2260   238100 SH       SH-OTH                    0   238100        0
D US NATURAL GAS FUND LP         OPTIONS - CALLS  99OBS2HW0     1115    95000 SH  CALL SH-OTH                    0    95000        0
D VIMPEL COMMUNICATION S OJSC  M ADRS STOCKS      68370R109      468    25000 SH       SH-OTH                    0    25000        0
D WYNN RESORTS LTD  COM STK      COMMON STOCK     983134107      638     9000 SH       SH-OTH                    0     9000        0
S REPORT SUMMARY                 35 DATA RECORDS               53837
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